Income Taxes - Provision (Benefit) for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Income Tax Disclosure [Abstract]
Current	$ 69,535	$ 77,682	$ 94,128
Deferred	6,551	(2,315)	(26,887)
Income taxes	$ 76,086	$ 75,367	$ 67,241